UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-23286

HARVEST VOLATILITY EDGE TRUST

(Exact name of registrant as specified in charter)

420 Lexington Ave., Suite 2620, New York, New York 10170

(Address of principal executive offices) (Zip code)

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 682-7822

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

HARVEST
VOLATILITY MANAGEMENT

2150,99
1900,59
2258,02
1925,01

HARVEST EDGE FUNDS

ANNUAL REPORT
OCTOBER 31, 2018

Table of Contents

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	6
Schedules of Investments	7
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	34
Board of Trustees and Fund Officers	35
Additional Information	37

Harvest Edge Funds	Shareholder Letter

October 31, 2018 (Unaudited)

The fiscal period ended October 31, 2018 marks the first ten full months of performance for the Harvest Edge Mutual Funds. In this report, you will find a listing of holdings, financial statements and highlights, and information about the performance and positioning of the Funds.

Harvest Edge Funds apply our income-seeking options1 strategy over Core Investments that offer investors a choice in their exposure to equity, fixed income or cash asset classes. The strategy, which prefers more moderate market volatility and trading in a generally predictable range, has been challenged by the market turbulence of Q1-18, recovered nicely in Q2 and Q3-18, before being challenged again by the market correction in October of 2018. While the mark-to-market of open positions negatively impacted performance in October, the increased time value sets us up for potentially positive returns in the subsequent months.

Looking forward, the income-seeking option strategy component of our funds should continue to benefit from (a) the richness of implied versus realized volatility in the S&P 500; (b) an equity market that is more range bound rather than continuing to surge to new all-time highs (or collapsing to new/recent lows); and a CBOE Volatility Index that averages closer to 20 (its long term average) rather than 10 (closer to historic lows).

We appreciate your confidence and trust and welcome your comments and questions. Please also visit us at www.hvmfunds.com for other current information about our funds.

Richard L. Selvala, Jr.

Chief Executive Officer, Co-Founder, Portfolio Manager

[1]	An option is a financial contract that gives an investor the right, but not the obligation, to either buy or sell an asset at a pre-determined price (known as the strike price) by a specified date (known as the expiration date).

The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Funds’ investment methodology and do not constitute investment advice.

Disclosures

An investment in the Funds involves risk, including loss of principal. Certain investments or investment transactions, such as options, are subject to the risk that the Fund's counter-party will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. The options in which the Fund invests are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund's initial investment. The Funds recently commenced operations and has limited operating history. There can be no assurance that the Fund will be successful.

Past performance is not indicative of future results. Indexes are unmanaged and cannot be invested into directly.

Annual Report | October 31, 2018	1

Harvest Edge Absolute Fund	Portfolio Update

October 31, 2018 (Unaudited)

Average Annual Total Returns (as of October 31, 2018)

	3 Month	YTD	1 Year*	3 Year*	5 Year*	Since Inception*
Harvest Edge Absolute Fund (Investor) - NAV	-3.80%	-1.30%	-2.19%	3.18%	2.54%	3.53%
Harvest Edge Absolute Fund (Institutional) - NAV	-3.72%	-1.00%	-1.89%	3.29%	2.60%	3.57%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.50%	1.45%	1.62%	0.84%	0.52%	0.32%
Cboe S&P 500 Iron Condor Index	-5.24%	-2.15%	-3.66%	-0.09%	0.29%	-0.07%

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months.

The Cboe S&P 500 Iron Condor Index is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500 Index (SPX) put option and a rolling monthly out-of-the-money (OTM) SPX call option; 2) buys a rolling monthly OTM SPX put option and a rolling monthly OTM SPX call option to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the index.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 2.40% for the Investor Class and 2.13% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense excluding interest expense is 1.20% for Investor Class and 0.95% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2019 to waive fees and/ or reimburse expenses (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.95%.

Performance of $10,000* Initial Investment (as of October 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	A privately offered fund managed by Harvest Volatility Management LLC, the Fund’s investment adviser (“Adviser”), was reorganized into the Fund as of the date the Fund commenced operations December 19, 2017. This privately offered fund was organized on May 14, 2009 and commenced operations on October 1, 2009 and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

2	www.hvmfunds.com

Harvest Edge Absolute Fund	Portfolio Update

October 31, 2018 (Unaudited)

The Fund’s performance for periods prior to its commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown. For periods following the Fund’s commencement of operations on December 19, 2017, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

Annual Report | October 31, 2018	3

Harvest Edge Equity Fund	Portfolio Update

October 31, 2018 (Unaudited)

Average Annual Total Returns (as of October 31, 2018)

	3 Month	YTD	Since Inception*
Harvest Edge Equity Fund (Investor) - NAV	-6.23%	-1.81%	-2.10%
Harvest Edge Equity Fund (Institutional) - NAV	-6.12%	-1.70%	-1.90%
S&P 500 Total Return Index	-3.25%	3.01%	2.43%

The Standard & Poor’s 500 Total Return Index (S&P 500) is an index of 505 stocks issued by 500 large companies with market capitalizations of at least $6.1 billion. It is seen as a leading indicator of U.S. equities and a reflection of the performance of the large-cap universe.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 2.31% for the Investor Class and 2.04% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense is 1.16% for Investor Class and 0.91% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2019 to waive fees and/ or reimburse expenses (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.90%.

*	Fund’s inception date is December 18, 2017.

Performance of $10,000 Initial Investment (as of October 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	www.hvmfunds.com

Harvest Edge Bond Fund	Portfolio Update

October 31, 2018 (Unaudited)

Average Annual Total Returns (as of October 31, 2018)

	3 Month	YTD	Since Inception*
Harvest Edge Bond Fund (Investor) - NAV	-2.25%	-5.00%	-4.91%
Harvest Edge Bond Fund (Institutional) - NAV	-2.17%	-4.81%	-4.71%
Barclays Capital U.S. Aggregate Bond Index	-0.79%	-2.38%	-2.31%

The Barclays Capital U.S. Aggregate Bond Index is the most common index used to track the performance of investment grade bonds in the U.S.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 434-4838 or by visiting www.hvmfunds.com.

The Fund’s total annual operating expenses, including acquired fund fees and expenses, before fee waivers is 2.21% for the Investor Class and 1.94% for Institutional Class shares per the most recent prospectus filing. After fee waivers, the Fund’s total annual operating expense is 0.86% for Investor Class and 0.61% for Institutional Class shares. The Adviser has contractually agreed through March 1, 2019 to waive fees and/ or reimburse expenses (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.60%.

*	Fund’s inception date is December 18, 2017.

Performance of $10,000 Initial Investment (as of October 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report | October 31, 2018	5

Harvest Edge Funds	Disclosure of Fund Expenses

October 31, 2018 (Unaudited)

As a shareholder of the Funds, you will incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2018 and held until October 31, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expense Ratio(a)	Expenses Paid During period 5/1/18 - 10/31/18(b)
Harvest Edge Absolute Fund
Harvest Edge Absolute Fund - Investor
Based on Actual Fund Return	$1,000.00	$986.00	1.52%	$7.61
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.54	1.52%	$7.73
Harvest Edge Absolute Fund - Institutional
Based on Actual Fund Return	$1,000.00	$988.50	1.28%	$6.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	1.28%	$6.51
Harvest Edge Equity Fund
Harvest Edge Equity Fund - Investor
Based on Actual Fund Return	$1,000.00	$1,004.10	1.27%	$6.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.27%	$6.46
Harvest Edge Equity Fund - Institutional
Based on Actual Fund Return	$1,000.00	$1,005.10	1.02%	$5.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.06	1.02%	$5.19
Harvest Edge Bond Fund
Harvest Edge Bond Fund - Investor
Based on Actual Fund Return	$1,000.00	$989.30	0.98%	$4.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.27	0.98%	$4.99
Harvest Edge Bond Fund - Institutional
Based on Actual Fund Return	$1,000.00	$990.50	0.73%	$3.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.53	0.73%	$3.72

(a)	The Funds' expense ratios have been based on the Funds' most recent fiscal half-year expenses.
(b)	Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184/365).

6	www.hvmfunds.com

Harvest Edge Absolute Fund	Schedule of Investments

October 31, 2018

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (24.35%)
SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF (a)	26,298	$2,408,634

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,404,163)		2,408,634

PURCHASED OPTIONS (1.72%)(b)
S&P 500® Index	221	170,498

TOTAL PURCHASED OPTIONS
(Cost $233,119)		170,498

	Yield	Principal
SHORT TERM INVESTMENTS (78.49%)
United States Treasury Bill, 12/06/2018(a)(c)	2.05%	$7,781,000	7,764,858

TOTAL SHORT TERM INVESTMENTS
(Cost $7,765,492)			7,764,858
TOTAL INVESTMENTS (104.56%)
(Cost $10,402,774)			$10,343,990

WRITTEN OPTIONS (premiums received $830,807) (-8.41%)			(831,830)

Other Assets In Excess Of Liabilities (3.85%)			381,083

NET ASSETS (100.00%)			$9,893,243

(a)	All or a portion of this security is held as collateral for the written call and put options. As of October 31, 2018, the total value of securities held as collateral for the written options is $2,905,673.
(b)	See Purchased Options schedule for more details.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements

Annual Report | October 31, 2018	7

Harvest Edge Absolute Fund	Schedule of Investments

October 31, 2018

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,900	12/14/2018	37	$10,033,438	$23,951	$18,500	$(5,451)
S&P 500® Index	$2,950	12/21/2018	37	10,033,438	14,364	11,378	(2,986)
				$20,066,876	$38,315	$29,878	$(8,437)

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,500	11/30/2018	36	$9,762,264	$44,148	$45,900	$1,752
S&P 500® Index	$2,400	12/07/2018	37	10,033,438	60,689	31,265	(29,424)
S&P 500® Index	$2,325	12/14/2018	37	10,033,438	38,270	26,455	(11,815)
S&P 500® Index	$2,350	12/21/2018	37	10,033,438	51,697	37,000	(14,697)
				$39,862,578	$194,804	$140,620	$(54,184)

Total Purchased Options				$59,929,454	$233,119	$170,498	$(62,621)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,700	11/30/2018	36	$9,762,264	$(137,328)	$(197,280)	$(59,952)
S&P 500® Index	$2,650	12/07/2018	37	10,033,438	(178,924)	(161,505)	17,419
S&P 500® Index	$2,625	12/14/2018	37	10,033,438	(174,406)	(155,030)	19,376
S&P 500® Index	$2,650	12/21/2018	37	10,033,438	(199,458)	(197,580)	1,878
				$39,862,578	$(690,116)	$(711,395)	$(21,279)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	12/14/2018	37	$10,033,438	$(73,729)	$(64,195)	$9,534
S&P 500® Index	$2,850	12/21/2018	37	10,033,438	(66,962)	(56,240)	10,722
				$20,066,876	$(140,691)	$(120,435)	$20,256

Total Written Options				$59,929,454	$(830,807)	$(831,830)	$(1,023)

See Notes to Financial Statements

8	www.hvmfunds.com

Harvest Edge Equity Fund	Schedule of Investments

October 31, 2018

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (99.33%)
iShares® Core S&P 500® ETF (a)	1,005	$274,124
SPDR® S&P 500® ETF Trust (a)	1,012	273,877
Vanguard S&P 500® ETF (a)	1,101	273,918
Vanguard Total Stock Market ETF (a)	1,961	271,716

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,085,838)		1,093,635

PURCHASED OPTIONS (0.84%)(b)
S&P 500® Index	12	9,285

TOTAL PURCHASED OPTIONS
(Cost $12,668)		9,285

TOTAL INVESTMENTS (100.17%)
(Cost $1,098,506)		$1,102,920

WRITTEN OPTIONS (premiums received $45,115) (-4.11%)		(45,260)

Other Assets In Excess Of Liabilities (3.94%)		43,411

NET ASSETS (100.00%)		$1,101,071

(a)	All or a portion of this security is held as collateral for the written call and put options. As of October 31, 2018, the total value of securities held as collateral for the written options is $273,244.
(b)	See Purchased Options schedule for more details.

See Notes to Financial Statements

Annual Report | October 31, 2018	9

Harvest Edge Equity Fund	Schedule of Investments

October 31, 2018

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,900	12/14/2018	2	$542,348	$1,295	$1,000	$(295)
S&P 500® Index	$2,950	12/21/2018	2	542,348	776	615	(161)
				$1,084,696	$2,071	$1,615	$(456)

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,500	11/30/2018	2	$542,348	$2,453	$2,550	$97
S&P 500® Index	$2,400	12/07/2018	2	542,348	3,281	1,690	(1,591)
S&P 500® Index	$2,325	12/14/2018	2	542,348	2,069	1,430	(639)
S&P 500® Index	$2,350	12/21/2018	2	542,348	2,794	2,000	(794)
				$2,169,392	$10,597	$7,670	$(2,927)

Total Purchased Options				$3,254,088	$12,668	$9,285	$(3,383)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,700	11/30/2018	2	$542,348	$(7,629)	$(10,960)	$(3,331)
S&P 500® Index	$2,650	12/07/2018	2	542,348	(9,672)	(8,730)	942
S&P 500® Index	$2,625	12/14/2018	2	542,348	(9,427)	(8,380)	1,047
S&P 500® Index	$2,650	12/21/2018	2	542,348	(10,782)	(10,680)	102
				$2,169,392	$(37,510)	$(38,750)	$(1,240)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	12/14/2018	2	$542,348	$(3,985)	$(3,470)	$515
S&P 500® Index	$2,850	12/21/2018	2	542,348	(3,620)	(3,040)	580
				$1,084,696	$(7,605)	$(6,510)	$1,095

Total Written Options				$3,254,088	$(45,115)	$(45,260)	$(145)

See Notes to Financial Statements

10	www.hvmfunds.com

Harvest Edge Bond Fund	Schedule of Investments

October 31, 2018

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (98.99%)
Schwab U.S. Aggregate Bond ETF (a)	5,038	$250,792
SPDR® Portfolio Aggregate Bond ETF (a)	9,142	250,399
iShares® Core U.S. Aggregate Bond ETF (a)	2,400	251,015
Vanguard Total Bond Market ETF (a)	3,220	250,645

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,025,812)		1,002,851

PURCHASED OPTIONS (0.46%)(b)
S&P 500® Index	6	4,643

TOTAL PURCHASED OPTIONS
(Cost $6,333)		4,643

TOTAL INVESTMENTS (99.45%)
(Cost $1,032,145)		$1,007,494

WRITTEN OPTIONS (premiums received $22,557) (-2.23%)		(22,630)

Other Assets In Excess Of Liabilities (2.78%)		28,235

NET ASSETS (100.00%)		$1,013,099

(a)	All or a portion of this security is held as collateral for the written call and put options. As of October 31, 2018, the total value of securities held as collateral for the written options is $259,659.
(b)	See Purchased Options schedule for more details.

See Notes to Financial Statements

Annual Report | October 31, 2018	11

Harvest Edge Bond Fund	Schedule of Investments

October 31, 2018

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,900	12/14/2018	1	$271,174	$647	$500	$(147)
S&P 500® Index	$2,950	12/21/2018	1	271,174	388	307	(81)
				$542,348	$1,035	$807	$(228)

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,500	11/30/2018	1	$271,174	$1,226	$1,276	$50
S&P 500® Index	$2,400	12/07/2018	1	271,174	1,640	845	(795)
S&P 500® Index	$2,325	12/14/2018	1	271,174	1,035	715	(320)
S&P 500® Index	$2,350	12/21/2018	1	271,174	1,397	1,000	(397)
				$1,084,696	$5,298	$3,836	$(1,462)

Total Purchased Options				$1,627,044	$6,333	$4,643	$(1,690)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,700	11/30/2018	1	$271,174	$(3,815)	$(5,480)	$(1,665)
S&P 500® Index	$2,650	12/07/2018	1	271,174	(4,835)	(4,365)	470
S&P 500® Index	$2,625	12/14/2018	1	271,174	(4,713)	(4,190)	523
S&P 500® Index	$2,650	12/21/2018	1	271,174	(5,391)	(5,340)	51
				$1,084,696	$(18,754)	$(19,375)	$(621)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	12/14/2018	1	$271,174	$(1,993)	$(1,735)	$258
S&P 500® Index	$2,850	12/21/2018	1	271,174	(1,810)	(1,520)	290
				$542,348	$(3,803)	$(3,255)	$548

Total Written Options				$1,627,044	$(22,557)	$(22,630)	$(73)

See Notes to Financial Statements

12	www.hvmfunds.com

Harvest Edge Funds	Statements of Assets and Liabilities

October 31, 2018

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
ASSETS
Investments, at value (Cost $10,402,774, $1,098,506 and $1,032,145, respectively)	$10,343,990	$1,102,920	$1,007,494
Cash and cash equivalents	409,273	57,725	42,218
Receivable from adviser	56,954	16,819	16,513
Other assets	16,270	6,300	6,300
TOTAL ASSETS	10,826,487	1,183,764	1,072,525
LIABILITIES
Written Options, at value (premiums received $830,807, $45,115 and $22,557, respectively)	831,830	45,260	22,630
Payable for transfer agency fees	7,663	2,193	2,114
Payable for professional fees	43,866	20,666	20,304
Accrued distribution fees	25	26	24
Accrued compliance fees	6,299	643	559
Payable for administrative fees	22,017	3,188	2,933
Payable for trustees' fees	837	85	74
Other accrued expenses	20,707	10,632	10,788
TOTAL LIABILITIES	933,244	82,693	59,426
NET ASSETS	$9,893,243	$1,101,071	$1,013,099

Net assets consist of:
Paid-in capital	$10,091,762	$1,113,408	$1,042,939
Total distributable earnings	(198,519)	(12,337)	(29,840)
NET ASSETS	$9,893,243	$1,101,071	$1,013,099
PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$116,802	$118,838	$110,935
Investor shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	11,831	12,138	12,192
Net asset value	$9.87	$9.79	$9.10
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$9,776,441	$982,233	$902,164
Institutional shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	990,934	100,146	95,205
Net asset value	$9.87	$9.81	$9.48

See Notes to Financial Statements

Annual Report | October 31, 2018	13

Harvest Edge Funds	Statements of Operations

For the Period December 19, 2017 (Commencement of Operations) to October 31, 2018

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
INVESTMENT INCOME
Dividends	$38,147	$11,952	$16,085
Interest	140,202	–	–
TOTAL INVESTMENT INCOME	178,349	11,952	16,085

EXPENSES
Investment advisory fees	74,463	3,727	2,809
Distribution fees
Investor Class	211	259	246
Transfer agency fees	29,138	20,098	19,930
Delegated transfer agent fees
Investor Class	104	27	25
Institutional Class	2,159	206	169
Interest expense	28,788	771	771
Administrative fees	234,107	15,576	14,410
Registration and filing fees	39,153	38,026	38,017
Professional fees	132,566	25,339	24,739
Custodian fees	9,214	9,116	9,412
Compliance fees	34,960	2,146	1,966
Trustees' fees	86,607	3,785	3,547
Insurance fees	45,495	758	758
Printing of shareholder reports	3,418	212	186
Other expenses	18,630	3,257	3,135
TOTAL EXPENSES	739,013	123,303	120,120

Expenses waived/reimbursed by the Adviser
Investor Class	(5,281)	(37,260)	(37,353)
Institutional Class	(596,066)	(78,893)	(77,992)
NET EXPENSES	137,666	7,150	4,775

NET INVESTMENT INCOME	40,683	4,802	11,310

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized losses from investments	(451,183)	(987)	(5,431)
Net realized gains/(losses) from written option contracts	306,247	(20,439)	(1,430)
Net realized losses	(144,936)	(21,426)	(6,861)
Long-term capital gain distributions from other investment companies	–	–	41

Net change in unrealized appreciation/(depreciation) on investments	(58,784)	4,414	(24,651)
Net change in unrealized depreciation on written option contracts	(1,023)	(145)	(73)
Net change in unrealized appreciation/(depreciation)	(59,807)	4,269	(24,724)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND OPTIONS CONTRACTS	(204,743)	(17,157)	(31,544)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(164,060)	$(12,355)	$(20,234)

See Notes to Financial Statements

14	www.hvmfunds.com

Harvest Edge Absolute Fund	Statement of Changes in Net Assets

For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
FROM OPERATIONS
Net investment income	$40,683
Net realized losses	(144,936)
Net change in unrealized depreciation	(59,807)
Net decrease in net assets resulting from operations	(164,060)

DISTRIBUTIONS TO SHAREHOLDERS
Investor	–
Institutional	(34,460)
Decrease in net assets from distributions to shareholders	(34,460)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	102,625
Payments for shares redeemed	(2,524)
Net increase in net assets from Investor share transactions	100,101

Institutional
Proceeds from sales of shares	17,348,231
Net asset value of shares issued in reinvestment of distributions	34,460
Payments for shares redeemed	(7,424,363)
Net increase in net assets from Institutional share transactions	9,958,328

TOTAL NET INCREASE IN NET ASSETS	9,859,909

NET ASSETS:
Beginning of period	33,334
End of period	$9,893,243

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	10,429
Shares repurchased	(265)
Net increase	10,164
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	11,831

Institutional
Shares sold	1,732,080
Issued to shareholders in reinvestment of distributions	3,407
Shares repurchased	(746,220)
Net increase	989,267
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	990,934

See Notes to Financial Statements

Annual Report | October 31, 2018	15

Harvest Edge Equity Fund	Statement of Changes in Net Assets

For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
FROM OPERATIONS
Net investment income	$4,802
Net realized losses	(21,426)
Net change in unrealized appreciation	4,269
Net decrease in net assets resulting from operations	(12,355)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	105,091
Net increase in net assets from Investor share transactions	105,091

Institutional
Proceeds from sales of shares	975,002
Net increase in net assets from Institutional share transactions	975,002

TOTAL NET INCREASE IN NET ASSETS	1,067,738

NET ASSETS:
Beginning of period	33,333
End of period	$1,101,071

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	10,471
Net increase	10,471
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	12,138

Institutional
Shares sold	98,479
Net increase	98,479
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	100,146

See Notes to Financial Statements

16	www.hvmfunds.com

Harvest Edge Bond Fund	Statement of Changes in Net Assets

For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
FROM OPERATIONS
Net investment income	$11,310
Net realized losses	(6,861)
Long-term capital gain distributions from other investment companies	41
Net change in unrealized depreciation	(24,724)
Net decrease in net assets resulting from operations	(20,234)

DISTRIBUTIONS TO SHAREHOLDERS
Investor	(4,902)
Institutional	(4,712)
Decrease in net assets from distributions to shareholders	(9,614)

FROM CAPITAL SHARE TRANSACTIONS
Investor
Proceeds from sales of shares	99,999
Net asset value of shares issued in reinvestment of distributions	4,902
Net increase in net assets from Investor share transactions	104,901

Institutional
Proceeds from sales of shares	900,001
Net asset value of shares issued in reinvestment of distributions	4,712
Net increase in net assets from Institutional share transactions	904,713

TOTAL NET INCREASE IN NET ASSETS	979,766

NET ASSETS:
Beginning of period	33,333
End of period	$1,013,099

TRANSACTIONS IN FUND SHARES
Investor
Shares sold	10,000
Issued to shareholders in reinvestment of distributions	525
Net increase	10,525
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	12,192

Institutional
Shares sold	93,053
Issued to shareholders in reinvestment of distributions	485
Net increase	93,538
Shares outstanding, beginning of period	1,667
Shares outstanding, end of period	95,205

See Notes to Financial Statements

Annual Report | October 31, 2018	17

Harvest Edge Absolute Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.02
Net realized and unrealized loss on investments	(0.15)
Total from investment operations	(0.13)

NET ASSET VALUE, END OF PERIOD	$9.87

TOTAL RETURN(b)	(1.30	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$117

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.51	%(d)
Operating expenses excluding fee waivers/reimbursements	7.73	%(d)
Net investment income including fee waivers/reimbursements	0.20	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	1.20	%(d)
Operating expenses excluding fee waivers/reimbursements	7.42	%(d)
Net investment income including fee waivers/reimbursements	0.51	%(d)

PORTFOLIO TURNOVER RATE	72	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

18	www.hvmfunds.com

Harvest Edge Absolute Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.03
Net realized and unrealized loss on investments	(0.13)
Total from investment operations	(0.10)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.03)
Total distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$9.87

TOTAL RETURN(b)	(1.00	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$9,776

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.20	%(d)
Operating expenses excluding fee waivers/reimbursements	6.45	%(d)
Net investment income including fee waivers/reimbursements	0.36	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.95	%(d)
Operating expenses excluding fee waivers/reimbursements	6.20	%(d)
Net investment income including fee waivers/reimbursements	0.61	%(d)

PORTFOLIO TURNOVER RATE	72	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

Annual Report | October 31, 2018	19

Harvest Edge Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.05
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.21)

NET ASSET VALUE, END OF PERIOD	$9.79

TOTAL RETURN(b)	(2.10	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$119

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.26	%(d)
Operating expenses excluding fee waivers/reimbursements	37.17	%(d)
Net investment income including fee waivers/reimbursements	0.51	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	1.15	%(d)
Operating expenses excluding fee waivers/reimbursements	37.06	%(d)
Net investment income including fee waivers/reimbursements	0.62	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

20	www.hvmfunds.com

Harvest Edge Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.07
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.19)

NET ASSET VALUE, END OF PERIOD	$9.81

TOTAL RETURN(b)	(1.90	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$982

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	1.01	%(d)
Operating expenses excluding fee waivers/reimbursements	14.71	%(d)
Net investment income including fee waivers/reimbursements	0.74	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.90	%(d)
Operating expenses excluding fee waivers/reimbursements	14.60	%(d)
Net investment income including fee waivers/reimbursements	0.85	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

Annual Report | October 31, 2018	21

Harvest Edge Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Investor Class	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.12
Net realized and unrealized loss on investments	(0.60)
Total from investment operations	(0.48)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.42)
Total distributions	(0.42)

NET ASSET VALUE, END OF PERIOD	$9.10

TOTAL RETURN(b)	(4.91	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$111

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	0.96	%(d)
Operating expenses excluding fee waivers/reimbursements	38.91	%(d)
Net investment income including fee waivers/reimbursements	1.49	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.85	%(d)
Operating expenses excluding fee waivers/reimbursements	38.80	%(d)
Net investment income including fee waivers/reimbursements	1.60	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements

22	www.hvmfunds.com

Harvest Edge Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

Institutional Class	For the Period December 19, 2017 (Commencement of operations) to October 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM OPERATIONS
Net investment income(a)	0.16
Net realized and unrealized loss on investments	(0.63)
Total from investment operations	(0.47)
LESS DISTRIBUTIONS
Distributions from net investment income	(0.05)
Total distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$9.48

TOTAL RETURN(b)	(4.71	%)(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of Period (000’s)	$902

RATIOS TO AVERAGE NET ASSETS (including interest expense)
Operating expenses including fee waivers/reimbursements	0.72	%(d)
Operating expenses excluding fee waivers/reimbursements	15.50	%(d)
Net investment income including fee waivers/reimbursements	1.87	%(d)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense)
Operating expenses including fee waivers/reimbursements	0.60	%(d)
Operating expenses excluding fee waivers/reimbursements	15.38	%(d)
Net investment income including fee waivers/reimbursements	1.99	%(d)

PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Calculated using average shares method.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

Annual Report | October 31, 2018	23

Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

1.  ORGANIZATION AND REGISTRATION

Harvest Volatility Edge Trust (the “Trust”) is an open-end management investment company created as a Delaware statutory trust on August 28, 2017 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund (each a “Fund” and collectively, the “Funds”, “Harvest Edge Funds”). The Funds’ investment adviser is Harvest Volatility Management, LLC (the “Adviser”). The Funds are open end, “diversified companies” registered under the 1940 Act.

The Harvest Edge Absolute Fund seeks to provide total return independent of general market direction. The Harvest Edge Absolute Fund was previously a privately offered fund managed by the Adviser and was reorganized into the Fund as of the date the Fund commenced operations (December 18, 2017). On December 18, 2017 the Absolute Fund received $16,082,269.48, in cash, through the tax free reorganization. This privately offered fund was organized on May 14, 2009 and commenced operations on October 1, 2009 and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Harvest Edge Equity Fund seeks investment results that generally correspond to the total return performance of U.S. large capitalization equity securities while generating incremental income.

The Harvest Edge Bond Fund seeks investment results that generally correspond to the total return performance of bonds while generating incremental income.

The Trust offers Investor and Institutional share classes, which are sold at net asset value (“NAV”) and are not subject to a sales load. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

As of October 31, 2018, approximately 23% of the Absolute Fund, 93% of the Equity Fund and 100% of the Bond Fund are owned by affiliated parties.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on fiscal period end of the Funds.

Portfolio Valuation: The net asset value per common share of the Funds is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. Each Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trust’s Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. Shares of Exchange Traded Funds (“ETFs”) will usually be valued in the same manner as equity securities that are traded on an exchange.

24	www.hvmfunds.com

Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

An exchange-traded option is valued on the valuation day at the mean of the bid and ask prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant Exchange or Board of Trade for non-U.S. listed options. Flexible exchange options cleared by the Options Clearing Corporation will be valued by a pricing vendor. When the Fund writes a call option, it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentences.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Each Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Funds’ valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on treasury bills purchased are accreted or amortized to income over the life of the respective securities based on effective yield. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. All of the realized and unrealized gains and losses and net investment income of the Funds, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Organizational and Offering Costs: All organization and offering costs incurred by the Trust were paid by the Adviser.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund share classes based on average net assets.

Additionally, the Funds may invest in ETFs or mutual funds, which are subject to management fees and other fees that may increase the costs of investing in ETFs or mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of ETFs or mutual funds are not included in the amounts shown as expenses in the Funds’ Statements of Operations or in the expense ratios included in the financial highlights.

Annual Report | October 31, 2018	25

Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

Federal Income Taxes: Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

As of and during the period ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. A portion of distribution from real estate investment trusts may consist of dividends, capital gains, return of capital, any combination of these sources. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Indemnification: Under the Trust’s organizational documents, the Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.  FAIR VALUE MEASUREMENTS

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

Harvest Edge Absolute Fund Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,408,634	$–	$–	$2,408,634
Purchased Options	170,498	–	–	170,498
Short Term Investments	–	7,764,858	–	7,764,858
TOTAL	$2,579,132	$7,764,858	$–	$10,343,990
Other Financial Instruments
Liabilities
Written Options	$(831,830)	$–	$–	$(831,830)
TOTAL	$(831,830)	$–	$–	$(831,830)

Harvest Edge Equity Fund Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,093,635	$–	$–	$1,093,635
Purchased Options	9,285	–	–	9,285
TOTAL	$1,102,920	$–	$–	$1,102,920
Other Financial Instruments
Liabilities
Written Options	$(45,260)	$–	$–	$(45,260)
TOTAL	$(45,260)	$–	$–	$(45,260)

Harvest Edge Bond Fund Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,002,851	$–	$–	$1,002,851
Purchased Options	4,643	–	–	4,643
TOTAL	$1,007,494	$–	$–	$1,007,494
Other Financial Instruments
Liabilities
Written Options	$(22,630)	$–	$–	$(22,630)
TOTAL	$(22,630)	$–	$–	$(22,630)

There were no Level 3 securities held in any of the Funds at October 31, 2018.

Annual Report | October 31, 2018	27

Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

4.  DERIVATIVE INSTRUMENTS

Derivatives Risk: The options in which the Funds invest are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These additional risks include leverage, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives may also expose a Fund to the performance of securities that the Fund does not own.

Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price.

Options in which the Funds invest are usually traded on an exchange or through a central counterparty. The Funds are thus subject to the credit risk of the clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free. To the extent that a Fund invests in options that are not traded on an exchange or through a central counterparty, the Adviser will evaluate the creditworthiness and financial responsibility of any counterparty based on factors deemed relevant by the Adviser. However, any such transaction would be subject to risks associated with the particular counterparty, including its creditworthiness.

The skills necessary to successfully execute options strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of options could also result in a loss that may substantially exceed the Fund’s initial investment. Use of derivatives may also cause a Fund to be subject directly or indirectly to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may, in some cases, cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates when distributed to shareholders) than if the Fund had not engaged in such transactions.

Options Risk: Writing (selling) or purchasing an option involves the payment by the option holder (purchaser) and receipt by the seller of a premium and the corresponding right to purchase or obligation to sell the underlying instrument for a specific price at a certain time or during a certain period. Writing (selling) options involves greater risk because the seller is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received. The premiums received by the Funds for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike (exercise or expiration) price of the written (sold) options. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the option holder (purchaser) loses its premium.

Writing (selling) call options involves the risk that the seller may be obligated to deliver securities at less than their current market price and, in the case of an uncovered or unhedged written option, the risk of loss is theoretically unlimited. Writing (selling) put options involves the risk that the seller must purchase the securities at more than their current market price.

The Funds intend to write (sell) and purchase call and put options on an equity index. Options on an index are similar to options on securities but because no underlying security can be delivered the option represents the right of the option holder (purchaser) to obtain from the writer (seller), in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the price level of the index at expiration.

Purchasing and writing (selling) put and call options are highly specialized activities and entail greater than ordinary investment risks. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. Successful use by the Funds of options on an equity index depends on the ability of the Adviser to correctly predict changes in the index’s volatility or other market factors. During periods of sudden and significant volatility in the equity markets, the Funds’ Collateral Yield Enhancement Strategy (as described in the Funds’ prospectus) will be adversely affected. As a result, a Fund’s net asset value per share may experience significant increases or decreases over short time periods. No assurance can be given that the Adviser’s judgment in this respect will be correct or that during certain market conditions a Fund will be able to close its written (sold) options, which may result in substantial losses to the Fund. In addition, a Fund’s use of purchased options intended to define or mitigate risk may be inadequate or unsuccessful.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

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Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The effect of derivatives instruments on each Fund’s Statement of Assets and Liabilities as of October 31, 2018:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Fair Value of Liability Derivatives
Harvest Edge Absolute Fund
Equity Contracts (Purchased Options)	Investments, at value	$170,498	$–
Equity Contracts (Written Options)	Written Options, at value	$–	$831,830
		$170,498	$831,830

Harvest Edge Equity Fund

Equity Contracts (Purchased Options)	Investments, at value	$9,285	$–

Equity Contracts (Written Options)	Written Options, at value	$–	$45,260
		$9,285	$45,260

Harvest Edge Bond Fund

Equity Contracts (Purchased Options)	Investments, at value	$4,643	$–
Equity Contracts (Written Options)	Written Options, at value	$–	$22,630
		$4,643	$22,630

Annual Report | October 31, 2018	29

Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

The effect of derivatives instruments on each Fund’s Statement of Operations for the period ended October 31, 2018:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Harvest Edge Absolute Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation/(depreciation) on investments	$(452,020)	$(62,621)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized depreciation on written option contracts	306,247	(1,023)
Total		$(145,773)	$(63,644)
Harvest Edge Equity Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation/(depreciation) on investments	$(975)	$(3,383)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized depreciation on written option contracts	(20,439)	(145)
Total		$(21,414)	$(3,528)
Harvest Edge Bond Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation/(depreciation) on investments	$(5,420)	$(1,690)
Equity Contracts (Written Options)	Net realized gains/(losses) from written option contracts/Net change in unrealized depreciation on written option contracts	(1,430)	(73)
Total		$(6,850)	$(1,763)

For the Harvest Edge Absolute Fund the average option month-end value purchased and written during the period ended October 31, 2018, were $104,558 and $335,990, respectively. For the Harvest Edge Equity Fund the average option month-end notional value purchased and written during the period ended October 31, 2018, were $2,395 and $7,563, respectively. For the Harvest Edge Bond Fund the average option month-end notional value purchased and written during the period ended October 31, 2018, were $1,807 and $5,529, respectively.

5.  INVESTMENT ADVISORY AGREEMENT

Pursuant to its advisory agreement with the Trust, the Adviser provides investment advisory and certain related services and is entitled to a management fee, based on the net assets of each Fund, computed daily and payable monthly as show in the table below.

Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
0.65%	0.55%	0.45%

The Adviser has contractually agreed through March 1, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Funds to the extent necessary to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding, if applicable, Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, expenses incurred in connection with any merger or reorganization, litigation and extraordinary expenses) to 0.95%, 0.90% and 0.60% of the average daily net assets of each class of shares for Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund, respectively. The limitation may not be increased or terminated prior to this time without approval of the Board and is subject to the Adviser’s recoupment rights. The Adviser is entitled to recoupment of previously waived or reduced fees, reimbursed expenses, and additional payments for three years from the date of the waiver, reduction, reimbursement, or additional payment, subject to the expense limitation in effect at the time of the waiver, reduction, reimbursement, or additional payment and at the time of the recoupment, if any. The receivable amounts from the Advisor at the end of the year can be located on the Statements of Assets and Liabilities.

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Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

As of October 31, 2018, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2021	Total
Harvest Edge Absolute Fund
Investor Class	$5,281	$5,281
Institutional Class	596,066	596,066
Harvest Edge Equity Fund
Investor Class	$37,260	$37,260
Institutional Class	78,893	78,893
Harvest Edge Bond Fund
Investor Class	$37,353	$37,353
Institutional Class	77,992	77,992

6.  OTHER AGREEMENTS

Distribution and Service Plan: The Funds have adopted a plan of distribution for their Investor Class Shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class Shares and/or the provision of shareholder services to Investor Class shareholders. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. The Funds’ Board of Trustees has currently authorized fees under the Plan at an annual rate of 0.25% of the average daily net asset value. The total amount paid by each Fund under the Plan is shown on the Statements of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of the Funds’ shares.

Administration, Bookkeeping and Pricing Services Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. ALPS receives a monthly fee paid by the Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses.

Transfer Agency Agreement: ALPS serves as the Transfer Agent to the Funds. Under the Transfer Agency and Services Agreement, ALPS is responsible for maintaining all shareholder records of the Funds. ALPS receives an annual minimum fee and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

Custody: UMB Bank, NA is the custodian of the Trust’s cash and investments. For its services, the Trust pays UMB Bank, NA asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Compliance: ALPS, pursuant to a Chief Compliance Officer Services Agreement with the Trust, provides chief compliance officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the Chief Compliance Officer Services Agreement.

Annual Report | October 31, 2018	31

Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

7.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The ASU has been adopted for the year ended October 31, 2018 and there was no significant impact on the financial statements.

8.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax characteristics of distributions paid to shareholders during the fiscal period ended October 31, 2018, were as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Harvest Edge Absolute Fund	$34,460	$–	$34,460
Harvest Edge Equity Fund	–	–	–
Harvest Edge Bond Fund	9,614	–	9,614

Reclassifications: As of October 31, 2018, permanent differences in book and tax accounting were reclassified. These differences are primarily attributable to excise tax paid. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Distributable earnings	Paid-in capital
Harvest Edge Absolute Fund	$1	$(1)
Harvest Edge Equity Fund	18	(18)
Harvest Edge Bond Fund	8	(8)

Unrealized Appreciation and Depreciation on Investments and Written Options: As of October 31, 2018, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation(depreciation) on investments and written options for Federal tax purposes were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Tax cost of portfolio investments and written options	$10,340,416	$1,095,123	$1,030,454
Gross unrealized appreciation	$128,533	$18,574	$3,405
Gross unrealized depreciation	(124,959)	(10,777)	(26,365)
Net unrealized appreciation (depreciation)	$3,574	$7,797	$(22,960)

These temporary differences are primarily attributable to wash sales and mark-to-market adjustments of derivatives.

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Harvest Edge Funds	Notes to Financial Statements

October 31, 2018

Components of Distributable Earnings: As of October 31, 2018, components of distributable earnings were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Undistributed ordinary income	$6,223	$4,820	$1,704
Accumulated capital losses on investments	(208,316)	(24,954)	(8,583)
Net unrealized appreciation (depreciation) on investments	3,574	7,797	(22,961)
Total	$(198,519)	$(12,337)	$(29,840)

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Harvest Edge Absolute Fund	$82,667	$125,649
Harvest Edge Equity Fund	9,988	14,966
Harvest Edge Bond Fund	3,466	5,117

9.  INVESTMENT TRANSACTIONS

Investment transactions for the period ended October 31, 2018, excluding U.S. Government Obligations and short-term investments, were as follows:

	Harvest Edge Absolute Fund	Harvest Edge Equity Fund	Harvest Edge Bond Fund
Purchases	$4,607,982	$1,085,838	$1,025,812
Sales	$2,205,076	$–	$–

10. SUBSEQUENT EVENT

Anticipated Acquisition of Harvest Volatility Management, LLC. Victory Capital Holdings, Inc. (“Victory Holdings”) has agreed to purchase Harvest Volatility Management, LLC, the investment adviser to the Funds, from its current shareholders, including its parent company and certain investment professionals and employees of Harvest Volatility Management, LLC who hold equity in Harvest Volatility Management, LLC (the “Acquisition”). The closing of the Acquisition is expected to occur at the end of the first quarter 2019, subject to customary closing conditions, including regulatory approvals and client consents. Upon the closing of the Acquisition, all of the investment professionals and other key employees of Harvest Volatility Management, LLC are expected to become employees of Victory Capital Management Inc. (“Victory Capital”), a subsidiary of Victory Holdings. The proposed Reorganizations (as defined below) are part of the larger plans to integrate the advisory businesses of Harvest Volatility Management, LLC and Victory Capital in connection with the Acquisition.

Proposed Reorganizations. At an in-person meeting held on December 11, 2018, the Board of Trustees of Harvest Volatility Edge Trust considered and approved the reorganization of each Fund into separate, newly created series of Victory Portfolios (each, a “Victory Fund”) advised by Victory Capital, subject to approval of the shareholders of each Fund (each, a “Reorganization” and, collectively, the “Reorganizations”). Each Reorganization would provide for the transfer of all of a Fund’s assets to the corresponding Victory Fund in exchange for shares of the corresponding Victory Fund and the assumption by the corresponding Victory Fund of all of the Fund’s liabilities. The Board of Trustees has called for a special meeting of shareholders of the Funds to vote on the Reorganizations, which is scheduled to be held on March 5, 2019. If approved by shareholders, each Reorganization is expected to occur on or about April 1, 2019.

In late January 2019, Fund shareholders as of the close of business on the record date (December 31, 2018) will be sent a proxy statement/prospectus containing further information regarding the proposed Reorganizations.

Annual Report | October 31, 2018	33

Harvest Edge Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders of Harvest Edge Absolute Fund, Harvest Edge Equity Fund, and Harvest Edge Bond Fund and Board of Trustees of Harvest Volatility Edge Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Harvest Edge Absolute Fund, Harvest Edge Equity Fund, and Harvest Edge Bond Fund (the “Funds”), each a series of Harvest Volatility Edge Trust, as of October 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 19, 2017 (commencement of operations) through October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of October 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for the period December 19, 2017 (commencement of operations) through October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 20, 2018

34	www.hvmfunds.com

Harvest Edge Funds	Board of Trustees and Fund Officers

October 31, 2018 (Unaudited)

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael G. Doorley (1955)	Trustee, Chairman of Audit Committee	October 2017	Founder, US Debt Forum (start-up company to solicit ideas on how to reduce the US national debt) (2016-present); Executive Vice President and Chief Operating Officer (2013-2016), Thornburg Investment Management, Inc. (registered investment adviser); Principal, MGD Associates (consulting business) (2011-present).	3	Board of Directors of Thornburg Global Investments, Plc. (Chairman) (2015-2017); Board of Directors of Santa Fe Opera (2015-2017).
Richard M. Goldman (1961)	Trustee and Chairman	October 2017	Managing Member, Becket Capital, LLC (advisory services firm) (2012-present); Chief Operating Officer, Guggenheim Investments (registered investment adviser) (2011-2012); Chief Executive Officer, Rydex Investments (registered investment adviser) (2007-2012).	3	Board of Trustees of OSI ETF Trust (6 funds) (November 2016-present); Board of Trustees of Trinitas Capital Management, LLC (June 2017-present); Board of Trustees of Axonic Alternative Income Fund (1 fund) (November 2018-present).
Thomas F. Lydon, Jr. (1960)	Trustee, Chairman of Nominating & Governance Committee	October 2017	President, Global Trends Investments (registered investment adviser) (1996-present); Founder and Editor, ETF Trends (ETF website) (2005-present); Founder, ETF Virtual Summits (education ETF virtual conferences) (2011-present); Co-Founder, IRIS.xyz (financial services website) (2015-present).	3	Board of Directors of US Global Investors (GROW) (1995-present); Board of Trustees of Guggenheim Investments (2005-present); Board of Trustees of Frame Global Asset Management (2016-December 2017).

Annual Report | October 31, 2018	35

Harvest Edge Funds	Board of Trustees and Fund Officers

October 31, 2018 (Unaudited)
INTERESTED TRUSTEE
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Curtis F. Brockelman, Jr. (1968)	Trustee and President	October 2017	Co-Founder and Managing Partner- Chief Risk Officer, Harvest Volatility Management, LLC.	3	None.

*	The business address of each Trustee is c/o Harvest Volatility Edge Trust, 420 Lexington Ave., Suite 2620, New York, NY 10170.

**	Each Trustee serves an indefinite term, until his or her successor is duly elected and qualified.

***	Mr. Brockelman is a Trustee who is considered to be an “interested person” of the Trust within the meaning of the 1940 Act because of his affiliation with the Adviser.

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Patrick J. Clough (born 1970)	Treasurer	October 2017	Chief Financial Officer of Harvest Volatility Management, LLC (2015-Present); Managing Director and Chief Financial Officer, XE Capital Management, LLC (2008-2015).
Keith A. Fletcher (born 1958)	Secretary	October 2017	Principal and Founder, JAHFT Solutions (January 2017 – Present) (financial services consultancy); Principal and Chief Distribution Officer, Riskx Investments (2012 – 2017) (investment adviser).
Lucas D. Foss (born 1977)	Chief Compliance Officer	December 2017	Vice President and Deputy Chief Compliance Officer of ALPS Fund Services, Inc. (November 2017 – Present); Director of Compliance of Transamerica Asset Management (2015 – November 2017); Deputy Chief Compliance Officer of ALPS Fund Services, Inc. (2012 – 2015).

*	The business address of each officer is c/o Harvest Volatility Edge Trust, 420 Lexington Ave., Suite 2620, New York, NY 10170.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

36	www.hvmfunds.com

Harvest Edge Funds	Additional Information

October 31, 2018 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-(844) 434-4838 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov (once required to be filed).

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-(844) 434-4838.

Annual Report | October 31, 2018	37

HARVEST
VOLATILITY MANAGEMENT

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for the Harvest Edge Funds.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code of ethics to an appropriate person or persons identified in the code of ethics; and
(5)	Accountability for adherence to the code of ethics.

(c)	Amendments: During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	Waivers: During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Posting: We do not intend to post the code of ethics for the Officers or any amendments or waivers on a website.

(f)	Availability: The code of ethics for the Officers can be obtained, free of charge by calling the toll free number for the Fund listed in Fund’s prospectus.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” serving on its audit committee. The Board of Trustees has designated Michael G. Doorley as the registrant’s “audit committee financial expert.” Mr. Doorley is “independent” as defined in Item 3(a)(2) of Form N CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal year ended October 31, 2018, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $46,500.

(b)	Audit-Related Fees: For the registrant’s fiscal year ended October 31, 2018, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees: For the registrant’s fiscal year ended October 31, 2018, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $10,500. The fiscal year tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

(d)	All Other Fees: For the registrant’s fiscal year ended October 31, 2018, no fees were billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence.

(e)(2)	Percentages of Services Approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Registrant
(b) Audit-Related Fees:	0%
(c) Tax Fees:	0%
(d) All Other Fees:	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Fiscal Year	Registrant	Adviser
2018	$10,500	$0

(h)	Not applicable.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

(a)	The schedule of investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	NOT APPLICABLE.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 13.	Exhibits.

(a)(1)	The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto as EX-99.CERT.

(a)(3)	None.

(a)(4)	None.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	December 31, 2018

By:	/s/ P. Joseph Clough
Name:	P. Joseph Clough
Title:	Treasurer

Date:	December 31, 2018